Goodwill - Key assumptions calculation of fair value less costs of disposal (Detail) - Richards Bay Minerals [member] $ in Millions	Dec. 31, 2018 USD ($)
5% decrease in the titanium slag price [member]
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	$ 174
1% increase in the discount rate applied to post-tax cash flows [member]
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	195
10% strengthening of South African rand [member]
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	$ 328